Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
		December 31,	December 31,
	Useful life	2021	2020
Wi-Fi equipment	3 Years	$3,429,541	$6,578,575
Vehicles	5 Years	370,831	118,030
Office and other equipment	3 – 5 Years	6,471,712	741,622
		10,272,084	7,438,227
Less: accumulated depreciation and impairment		(4,689,604)	(6,923,864)
		$5,582,480	$514,363